UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             8/11/00
       ------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
         ----------             --------------------------

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                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        29
                                               -------------

Form 13F Information Table Value Total:        $193,486
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 ------------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   ------------------------------

      3               28-7474                   Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   ------------------------------

      4               28-5717                   Gotham Holdings Management,
                                                   L.L.C.
    ------            -------                   ------------------

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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105  12,953  4,409,569 SH      SHARED-OTHER    1,2,4       4,409,569
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FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105   4,206  1,431,664 SH      SHARED-OTHER    1,3         1,431,664
-----------------------------------------------------------------------------------------------------------------------------------
FARM FAMILY HLDGS INC             COM            307901108   3,872    125,150 SH      SHARED-OTHER    1,2,4         125,150
-----------------------------------------------------------------------------------------------------------------------------------
FARM FAMILY HLDGS  INC            COM            307901108     656     21,217 SH      SHARED-OTHER    1,3            21,217
-----------------------------------------------------------------------------------------------------------------------------------
HALLWOOD RLTY PARTNERS L P        DEPOSIT UT NEW 40636T203   8,494    247,994 SH      SHARED-OTHER    1,2,4         247,994
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COM            68210B108     446    123,144 SH      SHARED-OTHER    1,2,4         123,144
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COM            68210B108   3,961  1,092,756 SH      SHARED-OTHER    1,3         1,092,756
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTE INVS INC DEL              COM            530154103   2,039    639,798 SH      SHARED-OTHER    1,2,4         639,798
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTE INVS INC DEL              COM            530154103     107     33,702 SH      SHARED-OTHER    1,3            33,702
-----------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RLTY TR                  SH BEN INT     048798102   1,441    193,711 SH      SHARED-OTHER    1,2,4         193,711
-----------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RLTY TR                  SH BEN INT     048798102     225     30,300 SH     SHARED-OTHER     1,3             30,300
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE INC                    COM            226603108   1,350    981,656 SH     SHARED-OTHER     1,2,4          981,656
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE INC                    COM            226603108   6,960  5,061,742 SH     SHARED-OTHER     1,3          5,061,742
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103   2,062    266,105 SH     SHARED-OTHER     1,2,4          266,105
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103   1,437    185,420 SH     SHARED-OTHER     1,3            185,420
-----------------------------------------------------------------------------------------------------------------------------------
FRONTLINE CAPITAL GROUP           COM            35921N101  39,130  1,836,038 SH     SHARED-OTHER     1,2,4        1,836,038
-----------------------------------------------------------------------------------------------------------------------------------
FRONTLINE CAPITAL GROUP           COM            35921N101   9,495    445,493 SH     SHARED-OTHER     1,3            445,493
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC                 COM            482620101  12,581    364,024 SH     SHARED-OTHER     1,2,4          364,024
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC                 COM            482620101   3,947    114,187 SH     SHARED-OTHER     1,3            114,187
-----------------------------------------------------------------------------------------------------------------------------------
PRISON REALTY TR                  COM            72424N105  19,913  5,900,014 SH     SHARED-OTHER     1,2,4        5,900,014
-----------------------------------------------------------------------------------------------------------------------------------
PRISON REALTY TR                  COM            72424N105   7,446  2,206,086 SH     SHARED-OTHER     1,3          2,206,086
-----------------------------------------------------------------------------------------------------------------------------------
CELEDON GROUP INC                 COM            150838100   3,137    278,865 SH     SHARED-OTHER     1,2,4          278,865
-----------------------------------------------------------------------------------------------------------------------------------
CELEDON GROUP INC                 COM            150838100     918     81,570 SH     SHARED-OTHER     1,3             81,570
-----------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                   COM            462846106  14,836    436,361 SH     SHARED-OTHER     1,2,4          436,361
-----------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                   COM            462846106   2,952     86,830 SH     SHARED-OTHER     1,3             86,830
-----------------------------------------------------------------------------------------------------------------------------------
TRANSCONTINENTAL RLTY INVS        COM            893617209  17,188  1,410,260 SH     SHARED-OTHER     1,2,4        1,410,260
-----------------------------------------------------------------------------------------------------------------------------------
TRANSCONTINENTAL RLTY INVS        COM            893617209   5,175    424,640 SH     SHARED-OTHER     1,3            424,640
-----------------------------------------------------------------------------------------------------------------------------------
IMPERIAL PKG CORP                 COM            453077109   5,014    299,335 SH     SHARED-OTHER     1,2,4          299,335
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IMPERIAL PKG CORP                 COM            453077109   1,545     92,264 SH     SHARED-OTHER     1,3             92,264
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CONFIDENTIAL PORTIONS OMITTED AND FILED SEPARATELY WITH THE SEC.
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